Consolidated Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Arcos Dorados Holdings Inc.' Shareholders [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Losses [Member]	Non-Controlling Interests [Member]	Class A Shares Of Common Stock [Member]	Class B Shares Of Common Stock [Member]
Balance at Dec. 31, 2012	$ 746,310	$ 745,143	$ 18,634	$ 400,761	$ (158,821)	$ 1,167	$ 351,654	$ 132,915
Balance of common stock shares at Dec. 31, 2012	209,529,412						129,529,412	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ 53,872	53,854		53,854		18
Other comprehensive losses	(60,066)	(59,914)			(59,914)	(152)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	(50,036)	(50,036)		(50,036)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(7,166)				$ 7,166
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							338,014
Stock-based compensation related to the 2011 Equity Incentive Plan	5,782	5,782	5,782
Dividends on restricted share units under the 2011 Equity Incentive Plan	(292)	(292)		(292)
Dividends to non-controlling interests	(271)					(271)
Balance at Dec. 31, 2013	$ 695,299	694,537	17,250	404,287	(218,735)	762	$ 358,820	$ 132,915
Balance of common stock shares at Dec. 31, 2013	209,867,426						129,867,426	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ (109,028)	(109,333)		(109,333)		305
Other comprehensive losses	(83,837)	(83,732)			(83,732)	(105)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	(50,036)	(50,036)		(50,036)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(6,881)				$ 6,881
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							348,617
Stock-based compensation related to the 2011 Equity Incentive Plan	6,163	6,163	6,163
Acquisition of non-controlling interests	(750)	(558)	(558)			(192)
Dividends on restricted share units under the 2011 Equity Incentive Plan	(127)	(127)		(127)
Dividends to non-controlling interests	(97)					(97)
Balance at Dec. 31, 2014	$ 457,587	456,914	15,974	244,791	(302,467)	673	$ 365,701	$ 132,915
Balance of common stock shares at Dec. 31, 2014	210,216,043						130,216,043	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ (51,369)	(51,633)		(51,633)		264
Other comprehensive losses	(121,987)	(121,796)			(121,796)	(191)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	0
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(6,156)				$ 6,156
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							322,853
Stock-based compensation related to the 2011 Equity Incentive Plan	2,788	2,788	2,788
Dividends to non-controlling interests	(129)					(129)
Balance at Dec. 31, 2015	$ 286,890	$ 286,273	$ 12,606	$ 193,158	$ (424,263)	$ 617	$ 371,857	$ 132,915
Balance of common stock shares at Dec. 31, 2015	210,538,896						130,538,896	80,000,000